Taxation - Net deferred tax balance (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation
Deferred tax assets	$ 7,266	$ 6,019	$ 4,792
Deferred tax liabilities	(9,142)	(5,499)	(4,564)
Net deferred tax balance	(1,876)	520	228	$ (907)
Deductible temporary differences for which no deferred tax asset is recognised	719	428	441
Alexion Pharmaceuticals, Inc.
Taxation
Net deferred tax balance	(4,174)
After the offset of balances within countries
Taxation
Deferred tax assets	4,330	3,438	2,718
Deferred tax liabilities	(6,206)	(2,918)	(2,490)
Net deferred tax balance	(1,876)	520	228
Intangibles, property, plant & equipment
Taxation
Deferred tax assets	1,476	1,061	1,091
Deferred tax liabilities	(6,956)	(3,688)	(3,356)
Net deferred tax balance	(5,480)	(2,627)	(2,265)	(3,368)
Pension and post-retirement benefits
Taxation
Deferred tax assets	574	690	591
Deferred tax liabilities	(21)	(34)	(30)
Net deferred tax balance	553	656	561	495
Elimination of unrealised profit on inventory
Taxation
Deferred tax assets	1,910	2,286	1,543
Deferred tax liabilities	(49)	(479)	(250)
Net deferred tax balance	1,861	1,807	1,293	980
Untaxed reserves
Taxation
Deferred tax liabilities	(862)	(801)	(598)
Net deferred tax balance	(862)	(801)	(598)	(557)
Losses and tax credits carried forward
Taxation
Deferred tax assets	1,571	852	608
Deferred tax liabilities	(53)	(138)	(62)
Net deferred tax balance	1,518	714	546	1,008
Accrued expenses and other
Taxation
Deferred tax assets	1,735	1,130	959
Deferred tax liabilities	(1,201)	(359)	(268)
Net deferred tax balance	$ 534	$ 771	$ 691	$ 535